Consolidated Statement of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Product and service revenues	$ 103,877	$ 105,723
Cost of product and service revenues	82,893	83,385
Gross margin	20,984	22,338
Operating expenses:
Research and product development	35,519	25,259
General and administrative	16,234	12,868
Sales and marketing	8,616	7,769
Other expense	376	1,888
Total operating expenses	60,745	47,784
Results from operating activities	(39,761)	(25,446)
Finance income and other	4,282	2,663
Finance expense	(1,303)	(1,434)
Net finance income	2,979	1,229
Gain on sale of assets	0	5
Equity in loss of investment in joint venture and associates	(12,557)	(11,059)
Loss before income taxes	(49,339)	(35,271)
Income tax expense	(130)	(20)
Net loss from continuing operations	(49,469)	(35,291)
Net loss from discontinued operations	(1,908)	(3,759)
Net loss	(51,377)	(39,050)
Items that will not be reclassified to profit or loss:
Actuarial loss on defined benefit plans	(289)	(400)
Items that will not be reclassified to profit or loss	(289)	(400)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	94	(38)
Items that may be reclassified subsequently to profit or loss	94	(38)
Other comprehensive loss, net of tax	(195)	(438)
Total comprehensive loss	$ (51,572)	$ (39,488)
Basic and diluted loss per share
Continuing operations (in dollars per share)	$ (0.20)	$ (0.15)
Discontinued operations (in dollars per share)	(0.01)	(0.02)
Basic and diluted loss per share (in USD per share)	$ (0.21)	$ (0.17)
Weighted average number of ordinary shares outstanding (shares)	248,481,027	232,820,675